Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease expense

The following table summarizes the components of lease expense (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Operating lease cost	$1,192	$279	$2,241	$448
Short-term lease cost	155	170	359	259
Sublease income	—	—	—	—
Total	$1,347	$449	$2,600	$707

The following table summarizes supplemental information related to leases (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,172	$311	$2,215	$476
Right of use assets obtained in exchange for new operating lease liabilities	150	2,955	6,895	4,718

The following table summarizes the components of lease expense (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Operating lease cost	$1,764	$1,600	$1,708
Short-term lease cost	720	349	317
Sublease income	—	(74)	(42)
Total	$2,484	$1,875	$1,983

The following table summarizes supplemental information related to leases (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,856	$991	$1,407
Right-of-use assets obtained in exchange for new operating lease liabilities	14,293	486	935

Schedule of maturity of operating lease liability

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
June 30, 2022	Costs
2022 (excluding the six months ended June 30, 2022	$2,353
2023	4,666
2024	3,534
2025	3,054
2026	2,503
2026 and thereafter	4,031
Total lease payments	20,141
Less: interest	(2,577)
Total	$17,564

The following table summarizes the maturity of operating lease liabilities (in thousands):

Leased Property
Years ending December 31	Costs
2022	$3,629
2023	3,647
2024	2,728
2025	2,281
2026	1,685
2027 and thereafter	222
Total lease payments	14,192
Less: Interest	(1,459)
Total	$12,733